Options (Details 2) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Stock based compensation expense components	$ 51,402	$ 25,542	$ 213,691	$ 120,348
Research and Development Expense [Member]
Stock based compensation expense components	40,517	11,072	172,274	79,067
Selling, General and Administrative Expenses [Member]
Stock based compensation expense components	$ 10,885	$ 14,470	$ 41,417	$ 41,281